Summary of Significant Accounting Policies (Details) - EBP 001	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Matching percentage		75.00%
Subsequent Event
EBP, Accounting Policy [Line Items]
Matching percentage	100.00%
Participant compensation matched, maximum amount, percentage	6.00%